Headline earnings (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 203	$ 169	$ 953
Net impairment (impairment reversal) on held for sale assets	0	(26)	(17)
(Profit) loss on disposal of discontinued operations	0	(2)	80
Taxation on profit (loss) on disposal of discontinued operations	0	1	1
Profit on disposal of joint ventures	0	0	(19)
Net loss (profit) on disposal of tangible assets	0	1	2
Headline earnings (loss)	$ 203	$ 143	$ 1,000
Headline earnings (loss) per ordinary share (USD cents per share)	$ 48	$ 34	$ 238
Diluted headline earnings (loss) per ordinary share (USD cents per share)	$ 48	$ 34	$ 238
Threshold for disclosure of tax effect	$ 1
Ordinary shares (in shares)	417,005,830	415,578,197	416,399,307